Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2022
Cost:
Computers, software and manufacturing equipment	$52,977	$43,089
Leasehold improvement	186,494	148,712
Office furniture and equipment	168,120	125,282

Total cost	407,591	317,083

Total accumulated depreciation	93,942	33,293

Property and equipment, net	$313,649	$283,790